UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—87.33%
Alabama—0.31%
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue (Infirmary Health System, Inc.),
Series B,
0.200%, VRD	13,200,000	13,200,000

Alaska—2.44%
Alaska International Airports Revenue Refunding (System),
Series A,
0.160%, VRD	7,000,000	7,000,000
Anchorage Tax Anticipation Notes,
2.000%, due 08/31/12	80,000,000	80,623,039
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
0.150%, VRD	16,790,000	16,790,000
		104,413,039
Arizona—0.09%
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project),
Series A,
0.180%, VRD	2,700,000	2,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs),
Series 3242,
0.190%, VRD[1,2]	1,170,000	1,170,000
		3,870,000
California—3.53%
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.140%, VRD	10,290,000	10,290,000
0.150%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-1,
0.160%, VRD	5,000,000	5,000,000
California Housing Finance Agency Revenue (Home Mortgage),
Series M,
0.160%, VRD[3]	11,355,000	11,355,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center),
Series A,
0.220%, VRD	6,300,000	6,300,000
California Municipal Finance Authority Revenue (Chevron USA - Recovery Zone Bonds),
Series C,
0.180%, VRD	2,300,000	2,300,000
California State Economic Recovery,
Series C-5,
0.160%, VRD	10,925,000	10,925,000
Irvine Unified School District (Community Facilities District No. 09-1),
Series A (US Bank N.A. Insured)
0.170%, VRD	9,200,000	9,200,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Orange County Apartment Development Revenue Refunding (Villas La Paz),
Series F (FNMA Insured),
0.170%, VRD	2,000,000	2,000,000
Orange County Water District Certificates of Participation,
Series A,
0.190%, VRD	11,000,000	11,000,000
San Diego County & School District Note Participations Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	3,000,000	3,012,511
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.170%, VRD	5,000	5,000
San Marin Area Transportation District Sales & Use Tax Revenue (Limited Tax-Measure Q),
Series A (Mandatory Put 01/10/13 @ 100),
1.000%, due 01/10/13	6,000,000	6,009,916
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series C,
0.140%, VRD	1,125,000	1,125,000
South Placer Wastewater Authority Wastewater Revenue Refunding,
Series A,
0.160%, VRD	2,600,000	2,600,000
Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	67,000,000	67,317,153
Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series A,
0.160%, VRD	1,600,000	1,600,000
		151,239,580
Colorado—4.31%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.210%, VRD[1,2]	16,625,000	16,625,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series C-7,
0.200%, VRD	4,865,000	4,865,000
Colorado Health Facilities Authority Revenue (Adventist Health - Sunbelt),
Series B,
0.140%, VRD	9,535,000	9,535,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.190%, VRD	2,530,000	2,530,000
Colorado Housing & Finance Authority (Single Family), Class I,
Series C-3,
0.150%, VRD[3]	3,600,000	3,600,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue, Class I,
Series A-3,
0.170%, VRD[3]	6,500,000	6,500,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Colorado—(concluded)
Colorado State Education Loan Program Tax And Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	8,000,000	8,035,277
Colorado State Education Loan Program,
Series A,
2.000%, due 06/29/12	23,000,000	23,103,248
Denver City & County Certificates of Participation Refunding,
Series A1,
0.200%, VRD	18,570,000	18,570,000
Series A2,
0.200%, VRD	48,060,000	48,060,000
Series A3,
0.200%, VRD	26,525,000	26,525,000
University of Colorado Hospital Authority Revenue,
Series A,
0.190%, VRD	16,660,000	16,660,000
		184,608,525
Connecticut—0.07%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series U,
0.160%, VRD	2,500,000	2,500,000
Series Y-3,
0.170%, VRD	400,000	400,000
		2,900,000
Delaware—0.35%
Delaware State Economic Development Authority Revenue (Peninsula United Methodist Homes, Inc.),
Series B,
0.170%, VRD	15,100,000	15,100,000

District of Columbia—0.23%
District of Columbia Revenue (German Marshall Fund of United States),
0.190%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University),
Series B,
0.150%, VRD	2,000,000	2,000,000
		10,000,000
Florida—3.77%
Florida State Board of Education (Public Education Capital Outlay Bonds),
Series E (Bank of America Austin Certificates, Series 2008-1059),
0.250%, VRD[1,2]	8,335,000	8,335,000
Series H (AGM Insured)
5.250%, due 06/01/12	5,250,000	5,294,469
Gainesville Utilities System Revenue,
Series B,
0.140%, VRD	2,335,000	2,335,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Hillsborough County School Board Certificates of Participation (Master Lease Program),
Series C (NATL-RE Insured),
0.200%, VRD	48,290,000	48,290,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist Medical),
Series D,
0.200%, VRD	2,720,000	2,720,000
JEA Water & Sewer System Revenue,
Subseries B-1,
0.180%, VRD	17,930,000	17,930,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional),
Series E,
0.170%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments),
Series J (FNMA Insured),
0.190%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of Participation,
Series E,
0.200%, VRD	23,145,000	23,145,000
Orlando Utilities Commission Utility System Revenue,
Series 2,
0.150%, VRD	5,000,000	5,000,000
Orlando-Orange County Expressway Authority Revenue Refunding,
Series C-4 (AGM Insured),
0.160%, VRD	7,000,000	7,000,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health),
Series A1,
0.200%, VRD	10,200,000	10,200,000
Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital),
Series B,
0.180%, VRD	9,330,000	9,330,000
Series C,
0.180%, VRD	9,860,000	9,860,000
		161,394,469
Georgia—2.55%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	22,000,000	22,188,540
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.200%, VRD	3,465,000	3,465,000
Georgia State,
Series G,
5.000%, due 12/01/12	7,170,000	7,402,539
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.180%, VRD	14,600,000	14,600,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.160%, VRD	10,000,000	10,000,000
Series B-2,
0.160%, VRD	30,535,000	30,535,000
Series C-4,
0.160%, VRD	9,925,000	9,925,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue Refunding (Mercer University),
Series C,
0.180%, VRD	8,420,000	8,420,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold),
Series A,
0.180%, VRD	2,550,000	2,550,000
		109,086,079
Idaho—0.77%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project),
Series B,
0.180%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	20,000,000	20,083,407
		33,083,407
Illinois—6.14%
Chicago Board of Education Refunding (Dedicated Revenue),
Series A-1,
0.180%, VRD	15,600,000	15,600,000
Chicago (Neighborhoods Alive 21),
Series B
0.190%, VRD	11,635,000	11,635,000
City of Chicago
Series B-2,
0.200%, VRD	6,930,000	6,930,000
Series D-1,
0.170%, VRD	13,395,000	13,395,000
Series D-2,
0.170%, VRD	10,000,000	10,000,000
Chicago Sales Tax Revenue Refunding,
0.200%, VRD	47,295,000	47,295,000
Chicago Waterworks Revenue (Second Lien),
Subseries 2000-1,
0.200%, VRD	3,800,000	3,800,000
Cook County (Capital Improvement),
Series B,
0.340%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates),
Series 1919,
0.180%, VRD[1,2]	9,730,000	9,730,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.180%, VRD	19,300,000	19,300,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.210%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.190%, VRD	13,000,000	13,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-1,
0.220%, VRD	6,750,000	6,750,000
Illinois Finance Authority Revenue (Methodist Medical Center),
Series B,
0.180%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago),
Series C,
0.180%, VRD	8,860,000	8,860,000
Illinois Finance Authority Revenue (Rush University Medical Center),
Series A,
0.180%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (University of Chicago),
Series B,
0.180%, VRD	29,900,000	29,900,000
Illinois Finance Authority Revenue (Wesleyan University),
0.180%, VRD	8,110,000	8,110,000
Illinois Finance Authority Revenue Refunding (University of Chicago),
Series C,
0.180%, VRD	7,788,000	7,788,000
Lombard Revenue (National University Health Sciences Project),
0.200%, VRD	7,735,000	7,735,000
		263,128,000
Indiana—1.96%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.180%, VRD	8,300,000	8,300,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.190%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.210%, VRD	12,000,000	12,000,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A,
0.160%, VRD	6,795,000	6,795,000
Series D,
0.150%, VRD	3,390,000	3,390,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.150%, VRD	20,205,000	20,205,000
Series D-2,
0.150%, VRD	5,745,000	5,745,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.190%, VRD	10,600,000	10,600,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project),
Series H,
0.190%, VRD	4,000,000	4,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Indiana—(concluded)
Purdue University Revenue (Student Facilities System),
Series A,
0.120%, VRD	3,725,000	3,725,000
		84,160,000
Iowa—0.11%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.210%, VRD	4,500,000	4,500,000

Kansas—0.68%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.150%, VRD	4,375,000	4,375,000
Kansas State Department of Transportation Highway Revenue,
Series A-1,
0.150%, VRD	12,000,000	12,000,000
Series A-5,
0.150%, VRD	1,700,000	1,700,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project) (FNMA Insured),
0.180%, VRD	11,000,000	11,000,000
		29,075,000
Kentucky—2.10%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.)
0.170%, VRD	5,500,000	5,500,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.170%, VRD	6,800,000	6,800,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust),
Series A,
0.200%, VRD	12,430,000	12,430,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.200%, VRD	8,525,000	8,525,000
Series B,
0.200%, VRD	25,075,000	25,075,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.180%, VRD	1,260,000	1,260,000
Shelby County Lease Revenue,
Series A,
0.200%, VRD	17,730,000	17,730,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue,
Series A,
0.200%, VRD	10,430,000	10,430,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Williamstown League of Cities Funding Trust Lease Revenue,
Series B,
0.180%, VRD	2,180,000	2,180,000
		89,930,000
Louisiana—0.82%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.150%, VRD	31,900,000	31,900,000
Series B,
0.150%, VRD	900,000	900,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health),
Series B2,
0.150%, VRD	2,500,000	2,500,000
		35,300,000
Maryland—2.77%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute),
Series A,
0.160%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.180%, VRD	8,780,000	8,780,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University),
Series A,
0.180%, VRD	10,300,000	10,300,000
Series B,
0.160%, VRD	12,855,000	12,855,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Suburban Hospital),
0.170%, VRD	18,940,000	18,940,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue,
0.170%, VRD	3,000,000	3,000,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments),
Series A (FNMA Insured),
0.190%, VRD	4,500,000	4,500,000
Washington Suburban Sanitary District (Public Improvement),
Series A,
4.000%, due 06/01/12	2,975,000	2,993,792
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.270%, VRD	20,355,000	20,355,000
Series A-7,
0.270%, VRD	26,100,000	26,100,000
Series A-9,
0.260%, VRD	4,650,000	4,650,000
		118,628,792

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—1.87%
Massachusetts Development Finance Agency Revenue (Boston University),
Series U-6E,
0.140%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.160%, VRD	13,783,000	13,783,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series R,
0.190%, VRD	2,000,000	2,000,000
Series Y,
0.150%, VRD	5,000,000	5,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System),
Series F3,
0.140%, VRD	7,005,000	7,005,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior),
Series A-1,
0.200%, VRD	24,500,000	24,500,000
Massachusetts State Refunding,
Series B,
0.200%, VRD	5,460,000	5,460,000
University of Massachusetts Building Authority Revenue Refunding,
Series 1,
0.150%, VRD	11,885,000	11,885,000
		80,333,000
Michigan—3.37%
Grand Valley State University Revenue Refunding,
Series B,
0.180%, VRD	7,500,000	7,500,000
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.200%, VRD	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series E,
0.170%, VRD	16,565,000	16,565,000
Series F,
0.150%, VRD	4,785,000	4,785,000
Michigan State Housing Development Authority,
Series B,
0.200%, VRD[3]	18,800,000	18,800,000
Series D,
0.180%, VRD	7,100,000	7,100,000
Michigan State Strategic Fund Limited Obligation Revenue (Consumers Energy Co.),
0.160%, VRD	10,000,000	10,000,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc., Project),
Series A,
0.190%, VRD	5,900,000	5,900,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
University of Michigan Revenues (Hospital),
Series A,
0.180%, VRD	6,835,000	6,835,000
Series B,
0.160%, VRD	31,215,000	31,215,000
0.170%, VRD	18,360,000	18,360,000
University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.180%, VRD	6,500,000	6,500,000
University of Michigan University Revenues Refunding (Medical Service Plan),
Series A-1,
0.180%, VRD	7,900,000	7,900,000
		144,260,000
Minnesota—0.17%
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.160%, VRD	7,200,000	7,200,000

Mississippi—2.48%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.180%, VRD	15,900,000	15,900,000
Series C,
0.150%, VRD	20,745,000	20,745,000
Series D,
0.190%, VRD	4,400,000	4,400,000
Series G,
0.150%, VRD	20,730,000	20,730,000
Series I,
0.200%, VRD	17,000,000	17,000,000
Series J,
0.190%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.150%, VRD	22,500,000	22,500,000
		106,275,000
Missouri—2.18%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-1,
0.180%, VRD	7,000,000	7,000,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B,
0.200%, VRD	4,500,000	4,500,000
Series C,
0.170%, VRD	18,800,000	18,800,000
Series D,
0.170%, VRD	17,300,000	17,300,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System),
Series C,
0.170%, VRD	6,000,000	6,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care),
Series E,
0.170%, VRD	7,900,000	7,900,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Healthcare),
Series C-3,
0.170%, VRD	13,000,000	13,000,000
St. Joseph Industrial Development Authority Health Facilities Revenue (Heartland Regional Medical Center),
Series A,
0.170%, VRD	13,800,000	13,800,000
St. Louis General Fund Revenue Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,019,394
		93,319,394
Nebraska—0.22%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children),
Series A,
0.210%, VRD	9,500,000	9,500,000

New Hampshire—0.77%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.210%, VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.170%, VRD	7,100,000	7,100,000
Series A,
0.180%, VRD	7,150,000	7,150,000
Series B,
0.180%, VRD	10,000,000	10,000,000
		33,075,000
New Jersey—2.27%
Burlington County Bridge Community Revenue (Lutheran Home Project),
Series A,
0.170%, VRD	2,090,000	2,090,000
Camden County Improvement Authority Revenue (Senior Redevelopment - Harvest Village Project),
Series A,
0.170%, VRD	6,475,000	6,475,000
Essex County Improvement Authority Revenue (The Childrens Institute Project),
0.300%, VRD	1,110,000	1,110,000
Hudson County Improvement Authority County Guaranteed Pooled Notes,
Series H-1,
2.000%, due 06/15/12	2,000,000	2,005,097

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey—(continued)
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.160%, VRD	3,485,000	3,485,000
Subseries A-2,
0.160%, VRD	3,900,000	3,900,000
Subseries A-4,
0.160%, VRD	2,395,000	2,395,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
0.280%, VRD	6,300,000	6,300,000
New Jersey Economic Development Authority Economic Development Revenue (Duke Farms Foundation Project),
Series A,
0.190%, VRD	9,400,000	9,400,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.220%, VRD[3]	8,200,000	8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.170%, VRD	3,140,000	3,140,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project),
0.150%, VRD	1,530,000	1,530,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.300%, VRD	1,425,000	1,425,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.160%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project),
Series B,
0.180%, VRD	4,400,000	4,400,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan),
0.150%, VRD	1,040,000	1,040,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.280%, VRD[3]	2,910,000	2,910,000
New Jersey Educational Facilities Authority Revenue (Centenary College),
Series A,
0.180%, VRD	3,210,000	3,210,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.),
0.180%, VRD	1,125,000	1,125,000
New Jersey Health Care Facilities Financing Authority Revenue,
Series A-3,
0.180%, VRD	2,230,000	2,230,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.160%, VRD	1,405,000	1,405,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey—(concluded)
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7,
0.150%, VRD	1,500,000	1,500,000
Series C,
0.200%, VRD	1,450,000	1,450,000
Series D,
0.160%, VRD	3,000,000	3,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project),
0.160%, VRD	1,400,000	1,400,000
New Jersey State Turnpike Authority Turnpike Revenue,
Series B,
0.160%, VRD	5,000,000	5,000,000
Series C,
0.160%, VRD	4,800,000	4,800,000
Series D,
0.160%, VRD	1,500,000	1,500,000
Rutgers State University Revenue,
Series G,
0.190%, VRD	5,920,000	5,920,000
		97,145,097
New York—5.85%
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.150%, VRD	8,410,000	8,410,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Queenswood Apartments),
Series A (FHLMC Insured),
0.150%, VRD	2,765,000	2,765,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties),
Series A (FNMA Insured),
0.150%, VRD	27,500,000	27,500,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments),
Series A,
0.210%, VRD	2,090,000	2,090,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest),
Series A,
0.230%, VRD	34,400,000	34,400,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project),
Series B,
0.170%, VRD	2,500,000	2,500,000
New York City,
Subseries B-3,
0.170%, VRD	2,045,000	2,045,000
Subseries L-4,
0.180%, VRD	12,300,000	12,300,000
Subseries L-6,
0.150%, VRD	61,315,000	61,315,000
New York City Transitional Finance Authority (New York City Recovery),
Series 3,
0.150%, VRD	27,995,000	27,995,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured),
Series A,
0.160%, VRD	10,035,000	10,035,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.180%, VRD	8,700,000	8,700,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.170%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing),
Series A (FNMA Insured),
0.170%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.170%, VRD	8,100,000	8,100,000
New York State Housing Finance Agency Revenue (West 37th Street Housing),
Series A,
0.170%, VRD	4,100,000	4,100,000
Series B,
0.170%, VRD	4,800,000	4,800,000
Triborough Bridge & Tunnel Authority Revenues,
Series B-2C,
0.180%, VRD	26,600,000	26,600,000
		250,655,000
North Carolina—5.44%
Charlotte Water & Sewer System Revenue Refunding,
Series C,
0.220%, VRD	50,000,000	50,000,000
Charlotte Water & Sewer System Revenue,
Series B,
0.170%, VRD	12,760,000	12,760,000
Guilford County,
Series B,
0.160%, VRD	3,345,000	3,345,000
Mecklenburg County,
Series B,
0.200%, VRD	28,160,000	28,160,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University),
Series B,
0.140%, VRD	15,030,000	15,030,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
Series A
0.170%, VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas),
Series A,
0.190%, VRD	16,185,000	16,185,000
North Carolina (Public Improvement),
Series D,
0.170%, VRD	11,500,000	11,500,000
Series F,
0.150%, VRD	15,000,000	15,000,000
Union County,
Series A,
0.170%, VRD	14,945,000	14,945,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
University of North Carolina Hospital Chapel Hill Revenue Refunding,
Series A,
0.180%, VRD	10,675,000	10,675,000
University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.180%, VRD	14,155,000	14,155,000
Wake County (Public Improvement),
0.170%, VRD	32,850,000	32,850,000
		233,305,000
Ohio—3.14%
Butler County Capital Funding Revenue (CCAO Low Cost Capital),
Series A,
0.190%, VRD	7,310,000	7,310,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.200%, VRD	13,130,000	13,130,000
Columbus Sewer Revenue,
Series B,
0.180%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.160%, VRD	5,000,000	5,000,000
Ohio (Common Schools),
Series A,
0.170%, VRD	4,060,000	4,060,000
Series B,
0.160%, VRD	36,085,000	36,085,000
0.170%, VRD	3,455,000	3,455,000
Series D,
0.170%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.190%, VRD[1,2]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.180%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.200%, VRD	4,100,000	4,100,000
Series B,
0.170%, VRD	4,525,000	4,525,000
		134,550,000
Oregon—0.33%
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects),
Series A,
0.180%, VRD	8,640,000	8,640,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project),
Series B,
0.180%, VRD	5,600,000	5,600,000
		14,240,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—2.84%
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center),
Series B-1,
0.150%, VRD	15,000,000	15,000,000
Series B-2,
0.150%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.190%, VRD	3,750,000	3,750,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding,
Series B,
0.160%, VRD	2,580,000	2,580,000
Series C,
0.160%, VRD	3,500,000	3,500,000
Emmaus General Authority Revenue,
Subseries H-19,
0.200%, VRD	5,000,000	5,000,000
Montgomery County,
Series A,
0.170%, VRD	7,495,000	7,495,000
Pennsylvania State University Refunding,
Series B (Mandatory Put 06/01/12 @100),
0.300%, VRD	10,000,000	10,000,000
Philadelphia Authority for Industrial Development Revenue Refunding,
Series B,
0.190%, VRD	9,000,000	9,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien),
Series B2,
0.190%, VRD	26,700,000	26,700,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes,
2.000%, due 06/18/12	24,000,000	24,084,466
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.170%, VRD	9,140,000	9,140,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project),
Series B,
0.160%, VRD	3,395,000	3,395,000
		121,644,466
Puerto Rico—0.26%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.160%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), (AGM Insured),
0.180%, VRD	9,000,000	9,000,000
		11,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Rhode Island—0.11%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.170%, VRD	4,655,000	4,655,000

South Carolina—0.63%
Piedmont Municipal Power Agency Electric Revenue Refunding,
Series B,
0.160%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health),
Series C,
0.190%, VRD	4,980,000	4,980,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.210%, VRD[1,2]	13,080,000	13,080,000
		27,060,000
South Dakota—0.16%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.210%, VRD	6,955,000	6,955,000

Tennessee—1.84%
Blount County Public Building Authority (Local Government Public Improvement),
Series E-9-A,
0.180%, VRD	4,000,000	4,000,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project),
Series A,
0.210%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.190%, VRD	2,400,000	2,400,000
Series A-1,
0.150%, VRD	10,000,000	10,000,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board Revenue (YMCA Projects),
0.470%, VRD	7,355,000	7,355,000
Shelby County Public Improvement and School,
Series B,
0.160%, VRD	43,550,000	43,550,000
		78,805,000
Texas—12.23%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured),
0.180%, VRD[1,2]	7,595,000	7,595,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured),
0.210%, VRD[1,2]	8,215,000	8,215,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.200%, VRD	41,515,000	41,515,000
Subseries C-2,
0.200%, VRD	33,385,000	33,385,000
Harris County Health Facilities Development Authority Revenue (Baylor College of Medicine),
Series A-1,
0.200%, VRD	10,395,000	10,395,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.200%, VRD	23,885,000	23,885,000
Series A-2,
0.200%, VRD	17,035,000	17,035,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.190%, VRD	8,820,000	8,820,000
Houston Airport System Revenue Refunding (Sub Lien),
0.180%, VRD	5,000,000	5,000,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series A,
0.160%, VRD	29,675,000	29,675,000
Series B,
0.140%, VRD	7,300,000	7,300,000
0.190%, VRD	700,000	700,000
Laredo (Morgan Stanley Floater Certificates),
Series 2065 (NATL-RE Insured),
0.190%, VRD[1,2]	18,030,000	18,030,000
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (ExxonMobil Project),
Series A,
0.160%, VRD	15,650,000	15,650,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.160%, VRD	72,332,000	72,332,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.190%, VRD[1,2]	8,935,000	8,935,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.190%, VRD	24,390,000	24,390,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project)
Series C,
0.200%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Scott and White Memorial Hospital),
Series B,
0.150%, VRD	9,000,000	9,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.160%, VRD	17,615,000	17,615,000
Series B,
0.170%, VRD	5,000,000	5,000,000
Texas State (Veteran Housing Assistance Fund II),
Series A,
0.170%, VRD[3]	8,560,000	8,560,000
Texas State (Veterans),
Series A,
0.200%, VRD	4,945,000	4,945,000
Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/12	40,000,000	40,366,942
University of Texas University Revenues (Financing Systems),
0.110%, VRD	103,290,000	103,290,000
		524,233,942
Utah—0.42%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.200%, VRD	2,280,000	2,280,000
Weber County Hospital Revenue (IHC Health Services),
Series A,
0.230%, VRD	15,900,000	15,900,000
		18,180,000
Vermont—0.28%
Winooski Special Obligation Refunding,
Series A,
0.190%, VRD	11,845,000	11,845,000

Virginia—3.59%
Albermarle County Economic Development Authority Hospital Revenue (Martha Jefferson Hospital),
Series A,
0.160%, VRD	12,600,000	12,600,000
Series B,
0.160%, VRD	13,850,000	13,850,000
Commonwealth of Virginia
5.000%, due 06/01/12	6,515,000	6,566,708
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health),
Series D-2,
0.200%, VRD	8,615,000	8,615,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series D,
0.160%, VRD	2,700,000	2,700,000
Series F,
0.160%, VRD	32,540,000	32,540,000
Norfolk Economic Development Authority Hospital Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 04/26/12 @ 100),
0.410%, VRD	6,000,000	6,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Virginia—(concluded)
Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.180%, VRD	37,075,000	37,075,000
Virginia Public School Authority School Educational Technical Notes,
Series XI,
1.000%, due 04/15/12	6,265,000	6,266,621
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation),
Series B,
0.170%, VRD	27,700,000	27,700,000
		153,913,329
Washington—2.38%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.190%, VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.230%, VRD	32,900,000	32,900,000
Series B,
0.180%, VRD	31,950,000	31,950,000
Tulalip Tribes of the Tulalip Reservation Revenue Refunding (Capital Projects),
0.180%, VRD	9,250,000	9,250,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems),
Series D,
0.190%, VRD	5,000,000	5,000,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project),
0.180%, VRD	8,425,000	8,425,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.180%, VRD	9,240,000	9,240,000
		101,765,000
West Virginia—0.17%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co. - Kammer),
Series B,
0.170%, VRD	7,100,000	7,100,000

Wisconsin—1.17%
State of Wisconsin
2.000%, due 06/15/12	15,000,000	15,055,200
Wisconsin Center District Tax Revenue,
Series A,
0.200%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services),
Series B,
0.190%, VRD	17,000,000	17,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System),
0.170%, VRD	8,000,000	8,000,000
		50,055,200
Wyoming—0.16%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project),
Series A,
0.190%, VRD	7,000,000	7,000,000
Total municipal bonds and notes (cost—$3,741,686,319)		3,741,686,319

Tax-exempt commercial paper—13.47%
California—0.61%
California State Health Facilities Financing,
Series B-2,
0.130%, due 07/18/12	6,000,000	6,000,000
Los Angeles Department of Water and Power,
0.130%, due 05/03/12	10,000,000	10,000,000
Santa Clara County Teeter Plan,
0.130%, due 04/02/12	10,000,000	10,000,000
		26,000,000
Connecticut—0.47%
Yale University,
0.150%, due 04/05/12	10,000,000	10,000,000
0.090%, due 04/16/12	10,000,000	10,000,000
		20,000,000
Florida—0.10%
Florida Local Government,
0.130%, due 04/02/12	4,500,000	4,500,000

Georgia—0.45%
Atlanta Airport,
0.130%, due 04/17/12	5,000,000	5,000,000
Emory University,
0.130%, due 04/05/12	4,215,000	4,215,000
0.140%, due 06/20/12	9,965,000	9,965,000
		19,180,000
Illinois—0.45%
Illinois Educational Facilities Authority Revenue,
0.130%, due 05/09/12	19,168,000	19,168,000

Kentucky—1.17%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.480%, VRD 04/18/12	3,000,000	3,000,000
0.500%, VRD 04/12/12	47,000,000	47,000,000
		50,000,000
Maryland—2.01%
Johns Hopkins University,
0.130%, due 04/04/12	20,000,000	20,000,000
0.130%, due 06/12/12	16,929,000	16,929,000
0.130%, due 06/13/12	20,714,000	20,714,000
0.130%, due 06/14/12	8,000,000	8,000,000
0.130%, due 06/20/12	15,000,000	15,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(continued)
Maryland—(concluded)
Montgomery County,
0.150%, due 04/20/12	5,600,000	5,600,000
		86,243,000
Massachusetts—0.42%
Harvard University,
0.090%, due 04/11/12	8,000,000	8,000,000
0.120%, due 06/13/12	10,000,000	10,000,000
		18,000,000
Minnesota—0.89%
Mayo Clinic,
0.150%, due 04/26/12	8,300,000	8,300,000
0.140%, due 08/21/12	30,000,000	30,000,000
		38,300,000
Missouri—0.44%
Curators University,
0.130%, due 04/02/12	4,000,000	4,000,000
0.130%, due 05/07/12	15,000,000	15,000,000
		19,000,000
New Jersey—0.40%
Keystone Energy Service Co.
0.800%, due 04/02/12	10,000,000	10,000,000
Rutgers University,
0.090%, due 04/05/12	7,000,000	7,000,000
		17,000,000
New York—0.87%
Metropolitan Transportation Authority,
0.130%, due 05/02/12	10,000,000	10,000,000
0.140%, due 06/04/12	12,500,000	12,500,000
New York State Power Authority,
0.130%, due 05/02/12	15,000,000	15,000,000
		37,500,000
Ohio—0.23%
Cleveland Clinic,
0.120%, due 05/23/12	10,000,000	10,000,000
		10,000,000
Tennessee—1.15%
Vanderbilt University,
0.240%, due 04/17/12	10,000,000	10,000,000
0.150%, due 06/01/12	10,000,000	9,999,177
0.170%, due 06/01/12	15,000,000	15,000,000
0.150%, due 06/08/12	14,205,000	14,205,000
		49,204,177
Texas—2.67%
Harris County,
0.160%, due 04/05/12	13,945,000	13,945,000
0.180%, due 04/05/12	750,000	750,000
0.190%, due 04/05/12	800,000	800,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
Methodist Hospital,
0.280%, due 05/03/12	8,000,000	8,000,000
0.280%, due 08/06/12	27,000,000	27,000,000
State of Texas,
0.170%, due 08/30/12	13,000,000	13,000,000
University of Texas,
0.130%, due 04/02/12	15,000,000	15,000,000
0.150%, due 04/05/12	17,150,000	17,150,000
0.150%, due 06/07/12	10,000,000	10,000,000
0.120%, due 06/12/12	8,629,000	8,629,000
		114,274,000
Virginia—0.23%
University of Virginia,
0.150%, due 04/04/12	10,000,000	10,000,000

Washington—0.19%
University of Washington,
0.160%, due 06/06/12	8,000,000	8,000,000
		8,000,000
Wisconsin—0.21%
City of Milwaukee,
0.150%, due 05/02/12	3,000,000	3,000,000
0.130%, due 05/09/12	5,904,000	5,904,000
		8,904,000
Wyoming—0.51%
PacifiCorp,
0.200%, due 04/12/12	22,000,000	22,000,000
Total tax-exempt commercial paper (cost—$577,273,177)		577,273,177
Total investments (cost—$4,318,959,496 which approximates cost for federal income tax purposes)[4]—100.80%		4,318,959,496
Liabilities in excess of other assets—(0.80)%		(34,242,250)
Net assets (applicable to 4,285,397,110 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,284,717,246

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	3,741,686,319	—	3,741,686,319
Tax-exempt commercial paper	—	577,273,177	—	577,273,177
Total	—	4,318,959,496	—	4,318,959,496

Weighted average maturity—21 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated December 31, 2011.

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2012 (unaudited)

Fund footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.61% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Security subject to Alternative Minimum Tax.
4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fund acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2012 and reset periodically.

UBS RMA Tax-Free Fund Inc.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2012